Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other non current assets
Longterm deposit accounts	€ 9,000	€ 700	€ 1,745
Advance payments - non-current	1,047	895	689
Accrued income	0	65	0
Security deposits	8	8	8
Other noncurrent assets	€ 10,055	€ 1,668	€ 2,442